     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       NOVEMBER 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2001 AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                              [_] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Staro Asset Management, L.L.C.
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Colin M. Lancaster
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster          St. Francis, Wisconsin         December 5, 2003
------------------------      --------------------------       ----------------
(Signature)                   (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            76

Form 13F Information Table Value Total:     $364,875
                                            ----------------------
                                                   (thousands)

List of Other Included Managers:            None

------------------------------------------------------------------------------------------------------------------------------------

                                                              FORM 13F
                                                          INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
     Column 1:      Column 2:    Column 3:     Column 4:               Column 5:           Column 6:    Column 7:         Column 8:
                                                             ---------------------------
      Name of       Title of      CUSIP                      Shares or    Shares/   Put/   Investment    Other     Voting Authority
                                                                                                                  ------------------
      Issuer         Class        Number         Value       Principal   Prn. Amt.  Call   Discretion   Managers  Sole  Shared  None
                                               (X$1000)       Amount
------------------------------------------------------------------------------------------------------------------------------------
Acme Electric
 Corporation        Common       004644100          $1,951     226,200     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Associates First
 Capital Corp.      Common       046008108            $225       5,913     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Aquila
 Biopharmaceuticals Common       03839F107            $706     168,600     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Arrow Magnolia
 Int'l. Inc.        Common       042768101            $109      27,200     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
AXA                 Common       054536107            $323       5,000     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
AXA Financial,
 Inc.               Common       002451102         $11,153     219,000     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Axent
 Technologies, Inc. Common       05459C108          $1,195      55,432     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Bankfirst
 Corporation        Common       066442104            $143      10,400     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Bank United
 Corporation        Class A      065412108          $7,898     155,820     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Brenton Banks,
 Inc.               Common       107211104            $302      25,000     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
BSP Bancorp, Inc.   Common       055652101          $5,795     259,000     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Biomatrix, Inc.     Common       09060P102            $417      23,800     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.     Option       172967901          $5,406       1,000              Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan
 Corp.              Option       16161A908          $6,909       1,500              Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
CNBT Bancshares,
 Inc.               Common       125972109            $178      10,000     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Cobalt Networks,
 Inc.               Common       19074R101          $2,384      41,200     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Digex, Inc.         Common       253756100          $1,833      39,100     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Delia*s, Inc.       Common       246885107             $48      25,000     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin
 & Jenrette         Common       257661108         $30,883     345,300     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Dain Rauscher
 Corporation        Common       233856103          $2,372      25,500     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Duramed
 Pharmaceuticals,
 Inc.               Common       266354109            $552      94,432     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Dynex Capital,
 Inc.               Common       26817Q506            $177     135,200     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Elan PLC            Warrant      284131703          $5,584      77,600     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
FNCB Corporation    Common       302920103          $2,174     102,600     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Fort James
 Corporation        Common       347471104          $6,265     205,000     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Flowers
 Industries, Inc.   Common       343496105          $1,862      95,500     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
First Washington
 Realty Trust       Common       337489504            $688      27,100     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
First Security
 Corp/Del           Common       336294103         $10,417     638,600     SH                 Sole                 X
------------------------------------------------------------ -----------------------------------------------------------------------
Geltex
 Pharmaceuticals,
 Inc.               Common       368538104          $5,444     116,300     SH                 Sole                 X
------------------------------------------------------------ -----------------------------------------------------------------------
Genzyme
 Corporation        Option       372917904          $2,898         425              Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Georgia-PAC         Option       373298908          $4,700       2,000              Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.
 Tissue Repair      Common       372917401            $122      29,700     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Haven Bancorp,
 Inc.               Common       419352109          $6,410     218,210     SH                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------

Highland Bancorp,
 Inc.                 Common     429879109          $2,735     108,300    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Home Port Bancorp,
 Inc.                 Common     437304108          $2,120      59,000    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase
 Corporation          Option     46612J901          $4,734         500              Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
JLK Direct
 Distribution,
 Inc.                 Class A    46621C105          $1,658     192,200    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Johns Manville
 Corporation          Common     478129109          $1,692     149,530    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
J P Morgan &
 Company              Common     616880100         $17,841     109,200    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Lycos, Inc.           Common     550818108         $29,271     426,250    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Lycos, Inc.           Option     550818908          $5,639         820              Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Lilly Industries,
 Inc.                 Class A    532491107          $9,617     326,000    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
MCN Corp.             Common     55267J100          $1,997      77,947    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Mikasa Inc.           Common     59862T109            $883      53,900    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc.        Common     574670105          $2,312     140,100    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc.        Debt       574670AB1         $11,577      16,963    PRN                 Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Nabisco Holdings
 Corp.                Class A    629526104          $9,393     174,500    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Newgen Results
 Corp.                Common     651359101          $1,811     120,700    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Ottowa Financial
 Corp.                Common     689389104          $1,157      40,500    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
PFSWEB Inc.           Common     717098107            $131      33,644    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Paine Webber
 Group Inc.           Common     695629105          $8,175     120,000    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Investment
 Partners             Common     719085102          $9,212     594,340    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Resource America,
 Inc.                 Class A    761195205          $1,063     125,000    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Republic Group,
 Inc.                 Common     760473108          $1,641      89,300    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Radiologix, Inc.      Common     75040K109            $905     149,200    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco
 Forex, Inc.          Common     G90078109          $1,466      25,000    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Smithline
 Beecham PLC          Class A    832378301          $2,993      43,610    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
SDL, Inc.             Common     784076101          $2,475       8,000    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Seagate Technology    Common     811804103          $1,967      28,500    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Seagate Technology    Option     811804903          $7,245       1,050              Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Shandong Huaneng
 Power                Common     819419102            $572      75,000    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Shaw Industries,
 Inc.                 Common     820286102         $12,029     650,200    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Star
 Telecommunications,
 Inc.                 Common     854923109          $4,394   2,196,900    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Software.com, Inc.    Common     83402P104          $1,669       9,200    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Georgia Pacific
 Corporation          Common     373298702          $5,876     218,650    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Telxon Corporation    Common     879700102          $1,087      62,100    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Terra Networks        Common     88100W103         $15,611     425,242    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Time Warner           Option     887315909          $5,869         750              Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Tyco
 International Ltd.   Option     902124906         $11,931       2,300              Call      Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Union Carbide
 Corporation          Common     905581104         $10,038     265,900    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
U.S.Franchise
 Systems, Inc.        Class A    902956309             $97      20,000    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Seagram Ltd.          Common     811850106         $14,072     245,000    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Voicestream
 Wireless Corp.       Common     928615103          $8,194      70,600    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------

Webb Del
 Corporation        Common       947423109          $2,922      85,300    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom, Inc.  Common       98157D106            $826      27,200    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
WLR Foods, Inc.     Common       929286102            $461      33,800    SH                  Sole                 X
------------------------------------------------------------------------------------------------------------------------------------